REVENUE - Narrative (Details) - $ / pound	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Disaggregation of Revenue [Line Items]
Percent change in commodity prices used for sensitivity analysis	10.00%
Gold[member]
Disclosure of Disaggregation of Revenue [Line Items]
Percentage of composition of principal product (as percent)	90.00%
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Average price of sales subject to final settlement (copper in dollars per pound; gold in dollars per oz)	2.71	3.29